PIMCO Funds: Pacific Investment Management Series

Supplement dated September 25, 2002
to the
Institutional and Administrative Class Prospectus
Dated July 31, 2002

Disclosure relating to the High Yield Fund

The following information supplements the information appearing under the heading "Management of the Funds - Individual Portfolio Managers" in the accompanying prospectus.

On or before December 31, 2002, Raymond G. Kennedy will assume sole management responsibilities for the High Yield Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated September 25, 2002
to the
Class A, B and C Prospectus
Dated July 31, 2002

Disclosure relating to the High Yield Fund

The following information supplements the information appearing under the heading "Management of the Funds - Individual Portfolio Managers" in the accompanying prospectus.

On or before December 31, 2002, Raymond G. Kennedy will assume sole management responsibilities for the High Yield Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated September 25, 2002
to the
Class D Prospectus
Dated July 31, 2002

Disclosure relating to the High Yield Fund

The following information supplements the information appearing under the heading "Management of the Funds - Individual Portfolio Managers" in the accompanying prospectus.

On or before December 31, 2002, Raymond G. Kennedy will assume sole management responsibilities for the High Yield Fund.

Investors Should Retain This Supplement For Future Reference